FOREIGN CURRENCY FORWARD CONTRACTS	12 Months Ended
Dec. 31, 2011
FOREIGN CURRENCY FORWARD CONTRACTS

18. FOREIGN CURRENCY FORWARD CONTRACTS

During 2010 and 2011, the Company entered into foreign currency forward contracts with the Agricultural Bank of China and Bank of Nanjing. The following table provides the details of forward contract transactions with these two banks.

Name of bank	Contracted notional amount		Notional amount of outstanding forward contracts (As of December 31)
	2010	2011	2010	2011
Agricultural Bank of China	$74,760,000	$49,000,000	$41,760,000	$24,000,000
Bank of Nanjing	—	30,000,000	—	30,000,000

Total	$74,760,000	$79,000,000	$41,760,000	$54,000,000

In accordance with forward contracts with Agricultural Bank of China and Bank of Nanjing, the Company is required to have on deposit 3%-5% of the notional amount of outstanding forward contracts (Note 5). The forward contracts were carried at fair value based on the quoted prices provided by the counter party. Since the quote prices are not derived from active markets, but are employing market observable inputs, such as forward rates of RMB to U.S. dollars applied by the counter party, the fair value is classified within level 2 of the fair value hierarchy in accordance with provisions of ASC Topic 820, “Fair Value Measurements and Disclosures.”

The forward contracts of $41,760,000 outstanding as of December 31, 2010 were all settled by September 30, 2011, while the forward contracts of $54,000,000 outstanding as of December 31, 2011 will be settled during the period from January 2012 to September 2012; the fair value of these outstanding forward contracts was $761,892 and $783,257 as of December 31, 2010 and 2011, respectively, and were recognized under other current assets in the consolidated balance sheets. As of December 31, 2010 and 2011, the fair values were determined by taking into account the contracted forward rates ranging from 6.560 to 6.768 and 6.281 to 6.456, respectively, and the market forward rates for residual period ranging from 6.521 to 6.601 and 6.271 to 6.283, respectively. The valuation gains of $761,892 and $21,365 for 2010 and 2011 were recognized as other income in relation to the forward contracts.